Note 4 - Investment In Associate - Investments Accounted for Using Equity Method (Details) - CAD ($)			12 Months Ended
	Jun. 17, 2025	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Balance			$ 383,733
Equity loss on investment in associate (Note 4)			(26,690)	$ (105,760)	$ 0
Balance			0	383,733
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Balance			383,733	0
Value of shares received on spinout (Note 17)		$ 489,493		489,493
Equity loss on investment in associate (Note 4)			(26,690)	(105,760)
Derecognition of investment to profit and loss due to loss of significant influence	$ (357,043)		(357,043)
Balance			$ 0	$ 383,733	$ 0